Condensed Consolidated Statements of Operations (Q2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Collaboration revenue	$ 1,657	$ 2,114	$ 2,679	$ 5,646
Operating expenses:
Research and development	1,141	7,327	6,037	14,106
General and administrative	5,557	4,712	10,382	10,764
Impairment loss	0	0	3,901	0
Total operating expenses	6,698	12,039	20,320	24,870
Loss from operations	(5,041)	(9,925)	(17,641)	(19,224)
Other income (expense):
Interest Expense	(7)	(463)	(217)	(951)
Interest income and other income (expense), net	203	(66)	(168)	(95)
(Loss) gain on debt extinguishment	0	0	(200)	1,134
Total other income (expense), net	196	(529)	(585)	88
Net loss	(4,845)	(10,454)	(18,226)	(19,136)
Net loss applicable to common shareholders	$ (4,845)	$ (10,454)	$ (18,226)	$ (19,136)
Net loss per share, basic	$ (0.45)	$ (1.03)	$ (1.69)	$ (1.88)
Net loss per share, diluted	$ (0.45)	$ (1.03)	$ (1.69)	$ (1.88)
Weighted average common shares outstanding, basic	10,847,734	10,195,608	10,800,473	10,194,474
Weighted average common shares outstanding, diluted	10,847,734	10,195,608	10,800,473	10,194,474